Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Goldman Sachs Retirement Portfolio Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Retirement Portfolio Completion Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Retirement Portfolio Completion Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 47 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-88 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the period since the commencement of operations on September 28, 2012 through the fiscal year ended October 31, 2012 was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 47 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-88 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Fund’s “Acquired Fund Fees and Expenses” have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is designed to provide retirement investors of all ages (i.e., both those who are approaching or planning for retirement and those who are currently retired) with access to certain asset classes that are typically underrepresented in retirement savings portfolios (the “Underlying Asset Classes”). The Fund’s Investment Adviser believes that the Underlying Asset Classes may provide return, risk, and correlation characteristics complementary to a portfolio of more traditional investments, such as large cap equities or investment grade fixed income. The Fund may also be used by non-retirement investors seeking exposure to the Underlying Asset Classes. The Fund currently intends to gain exposure to the Underlying Asset Classes set forth in the table below, principally through the use of the securities and derivatives indicated:

Underlying Asset Class	Principal Investments Used to Obtain Exposure
US Inflation Linked Government Bonds	Fixed income securities
Global Real Estate Investment Trusts (global “REITs”)	Equity securities
Commodities	Publicly traded partnerships (“PTPs”), Exchange Traded Funds (“ETFs”), investment companies
Emerging Markets Equity	ETFs, futures (including equity index futures, synthetic futures, or other over-the-counter futures), equity index swaps, currency forwards
Emerging Markets Sovereign Credit	Indexed credit default swaps
North American High Yield Corporate Credit	Indexed credit default swaps
Hedge Fund Industry Beta*	Goldman Sachs Absolute Return Tracker Fund (“Absolute Return Tracker Fund”)

*   “Hedge Fund Industry Beta” refers to the component of hedge fund returns that is attributable to market risk exposure, rather than manager skill.

Allocations Among the Underlying Asset Classes

The Investment Adviser allocates the Fund's assets among the Underlying Asset Classes according to a proprietary rules-based, quantitative methodology. Each Underlying Asset Class (other than Hedge Fund Industry Beta) is represented by an index broadly representative of that asset class (the "Underlying Indices"). The Fund's Underlying Asset Class allocations are rebalanced semi-annually. The Investment Adviser seeks to target approximately equal risk contributions from each Underlying Asset Class to the overall risk profile of the Fund, while at the same time allocating a maximum of 20% and a minimum of 5% of the Fund's assets to each Underlying Asset Class at the time of each rebalancing. However, the Fund's actual allocations will drift between rebalance dates, due to market movements or other factors, and the Investment Adviser may, in its discretion, but is not required to, reduce the Fund's exposure to any Underlying Asset Class at other times to the extent that the Underlying Asset Class greatly exceeds 20% of the Fund's portfolio. The Investment Adviser may, in its discretion, make changes to its methodology or quantitative techniques (or use other quantitative techniques that are based on the Investment Adviser's proprietary research), target allocations and Underlying Asset Classes.

Investments in the Underlying Asset Classes

Once the Investment Adviser has determined the allocations to each Underlying Asset Class, it employs a passive investment approach with respect to achieving exposure to those Underlying Asset Classes (other than Hedge Fund Industry Beta) within the Fund. Under that approach, Investment Adviser utilizes the Underlying Indices as a reference for making investments for the Fund in the Underlying Asset Classes (other than Hedge Fund Industry Beta). While the Fund will not attempt to fully replicate the investments of any Underlying Index, the Fund will attempt to approximate the investment characteristics and performance of each Underlying Index, and thus the investment characteristics and performance of each related Underlying Asset Class. The Fund will not attempt to exceed the performance of any Underlying Index.

Exposure to Hedge Fund Industry Beta. The Investment Adviser intends to gain exposure to Hedge Fund Industry Beta (that is, the component of hedge fund returns that is attributable to market risk exposure, rather than manager skill) by investing in the Absolute Return Tracker Fund, an affiliated mutual fund also managed by the Investment Adviser.

The Absolute Return Tracker Fund seeks to deliver long-term total returns consistent with investment results that approximate the return and risk patterns of a diversified universe of hedge funds. The Absolute Return Tracker Fund selects its investments using a quantitative algorithm (or methodology) that seeks to identify the beta component of hedge fund returns. The Absolute Return Tracker Fund invests in securities and other financial instruments that provide long or short exposure to market factors that represent the sources of market risk (the "Component Market Factors") that contribute to Hedge Fund Industry Beta, including but not limited to U.S. and non-U.S. equity indices, fixed income indices, credit indices, commodity indices, volatility indices and developed and emerging markets ETFs. The exposure of the Absolute Return Tracker Fund to any particular Component Market Factor varies from time to time as the weightings of the Component Market Factors within the algorithm change. Neither the Fund nor the Absolute Return Tracker Fund invests in hedge funds.

Additional Information

As a result of the Fund's use of derivatives, the Fund may also hold significant amounts of U.S. Treasury securities or short-term investments, including money market funds and repurchase agreements. For cash management purposes, the Fund may also invest in cash equivalents and short-term government bonds. In addition, the Fund may from time to time hold foreign currencies.

The Fund is not subject to any maturity or duration limitations with respect to individual fixed income holdings or the Fund's collective fixed income portfolio, and the Fund is not restricted in its ability to invest in high yield non-investment grade fixed income securities (i.e., securities rated BB, Ba or below by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Investment Adviser to be of comparable quality).

		THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("INVESTMENT COMPANY ACT") AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Absence of Regulation. The Fund engages in over-the-counter ("OTC") transactions. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges.

Commodity Sector Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. Some of the commodity-linked investments in which the Fund may invest may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund's share value to fluctuate.

Counterparty Risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearinghouse, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.

Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund's liquidity and cause significant deterioration in net asset value ("NAV"). To the extent that the Fund invests in non-investment grade fixed income securities, these risks will be more pronounced.

Derivatives Risk. Loss may result from the Fund's investments in forwards, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.

Expenses Risk. By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Geographic Risk. Concentration of the investments of the Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

Index/Tracking Error Risk. While the Investment Adviser will utilize certain indices as references for making investments for the Fund in the Underlying Asset Classes, the Fund will not attempt to fully replicate the investments, or match the performance, of each such index. Accordingly, the Fund's allocations to any Underlying Asset Class, and thus the Fund's overall portfolio composition and performance may not match, and may vary substantially from, that of any index that it may use to measure its investment performance (whether overall or with respect to any Underlying Asset Class) for any period of time. Unlike the Fund, the returns of an index are not reduced by investment and other operating expenses. At times, the Fund's assets may not be fully invested in securities and instruments attempting to approximate the returns of an index. Due to regulatory or market constraints, the Fund may be unable to obtain sufficient exposure to a particular asset class (e.g., commodities).

Inflation Protected Securities Risk. The value of Inflation Protected Securities ("IPS") generally fluctuates in response to inflationary concerns. As inflationary expectations increase, IPS will become more attractive, because they protect future interest payments and principal against inflation. Conversely, as inflationary concerns decrease, IPS will become less attractive and less valuable.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities, at an unfavorable time and/or under unfavorable conditions.

Market Risk. The value of the instruments in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as "junk bonds") are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Publicly Traded Partnerships ("PTP") Risk. In addition to the risks associated with the underlying assets and exposures within a PTP (which in the case of the Fund's expected PTP investments, include derivatives and the commodity sector risks), risks of investments in PTPs may include, among others: dependence upon specialized skills of the PTP's manager, potential lack of liquidity and limitations on voting and distribution rights.

Real Estate Industry Risk. Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financ- ing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

Sovereign Risk. An issuer of non-U.S. sovereign debt, such as Germany or Japan, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

		Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As the Fund had not operated for a full calendar year as of the date of this Prospectus, there is no performance information quoted for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As the Fund had not operated for a full calendar year as of the date of this Prospectus, there is no performance information quoted for the Fund.
Goldman Sachs Retirement Portfolio Completion Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	22.03%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.06%	[5]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(22.00%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.06%	[5]
1 Year	rr_ExpenseExampleYear01	479
3 Years	rr_ExpenseExampleYear03	4,297
Goldman Sachs Retirement Portfolio Completion Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	22.01%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.79%	[5]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.99%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.80%	[5]
1 Year	rr_ExpenseExampleYear01	283
3 Years	rr_ExpenseExampleYear03	4,214
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	4,214
Goldman Sachs Retirement Portfolio Completion Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	21.88%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.66%	[5]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.99%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.67%	[5]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	3,999
Goldman Sachs Retirement Portfolio Completion Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	22.04%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.82%	[5]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.97%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.85%	[5]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	4,031
Goldman Sachs Retirement Portfolio Completion Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	22.03%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	23.31%	[5]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(21.99%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.32%	[5]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	4,123

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund's "Other Expenses" have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[3]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[4]	The Fund's "Acquired Fund Fees and Expenses" have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[5]	The "Total Annual Fund Operating Expenses" do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	The Investment Adviser has agreed to (i) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.064% of the Fund's average daily net assets, and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. Each arrangement will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.